Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in each component of accumulated other comprehensive items, net of tax are as follows:

(In millions)	Currency Translation Adjustment	Unrealized Gains on Available-for- Sale Investments	Unrealized Losses on Hedging Instruments	Pension and Other Postretirement Benefit Liability Adjustment	Total

Balance at December 31, 2015	$(1,776.7)	$1.8	$(26.6)	$(195.8)	$(1,997.3)
Other comprehensive income (loss) before reclassifications	(566.7)	(1.6)	(36.6)	(46.9)	(651.8)
Amounts reclassified from accumulated other comprehensive items	—	0.7	6.1	6.0	12.8

Net other comprehensive items	(566.7)	(0.9)	(30.5)	(40.9)	(639.0)

Balance at December 31, 2016	$(2,343.4)	$0.9	$(57.1)	$(236.7)	$(2,636.3)